Consolidated Balance Sheet Components (Tables)	12 Months Ended
Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Property, Plant and Equipment
The estimated useful lives of our property and equipment are as follows:

Computer equipment	3 years
Furniture and office equipment	5 – 7 years
Leasehold improvements	Shorter of remaining lease term or estimated useful life
Property and Equipment, Net
Property and equipment, net consisted of the following:

	As of December 31,
	2022	2021
	(in thousands)
Computer equipment	$6,912	$6,104
Furniture and office equipment	2,531	2,216
Leasehold improvements	16,576	12,825
Property and equipment, gross	26,019	21,145
Less: accumulated depreciation and amortization	(7,433)	(4,177)
Property and equipment, net	$18,586	$16,968

Schedule of Accrued Liabilities
Accrued expenses and other current liabilities consisted of the following:

	As of December 31,
	2022	2021
	(in thousands)
Accrued expenses	$6,175	$7,557
Customer credits	5,388	3,462
Derivative financial instruments	2,397	61
Other	1,853	2,226
Accrued expenses and other current liabilities	$15,813	$13,306

Other Noncurrent Liabilities
Other liabilities, noncurrent consisted of the following:

	As of December 31,
	2022	2021
	(in thousands)
Other tax liabilities	$8,734	$2,721
Deferred rent	—	6,580
Other	—	58
Other liabilities, noncurrent	$8,734	$9,359